Warburg Pincus Advisor Funds                                      April 30, 1999
International Equity Fund
Emerging Markets Fund
Global Post-Venture Capital Fund


                                     [LOGO]
                                SEMIANNUAL REPORT

More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Advisor Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                     [LOGO]

From time to time, the funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the funds' management are as of the date of the letters and portfolio holdings described in this document are as of April 30, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1999
-------------------------------------------------------------------------------

                                                                   June 15, 1999
Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus International Equity Fund had a return of 9.84%, vs. a gain of 17.47% for the Morgan Stanley All Country World Excluding the U.S. Index.* The fund's one-year return through April 30, 1999 was -8.41%. Its five-year and since-inception (on April 5,
1991)** average annual total returns through April 30, 1999 were 4.16% and 7.79%, respectively. Note: Effective December 24, 1998, Harold E. Sharon serves as a Co-Portfolio Manager of the Fund. Richard H. King (formerly Portfolio Manager), P. Nicholas Edwards, Harold W. Ehrlich and Vincent J. McBride (formerly Associate Portfolio Managers) also serve as Co-Portfolio Managers.

MANAGER COMMENTARY

   The period was almost uniformly positive for foreign stock markets, reflecting a worldwide easing of monetary policy in the wake of last summer's global financial-market turmoil. Emerging stock markets were particularly impressive, reflecting investor optimism that financial crises in Latin America and Asia were ebbing. Also showing strength was the Japanese stock market, aided by favorable investor reaction to a wave of corporate-restructuring news. Most European markets, meanwhile, had solid performance, buoyed by the launch of European Monetary Union (EMU) on January 1 and by a continued supportive interest-rate and inflation backdrop.

   Against this backdrop, the fund had a good return in absolute terms, though it lagged its benchmark for the six months. Positive contributors to the fund's performance included its increased weighting in Japan, which proved timely, given that market's significant advance. Weighing on the fund was the surprising weakness in European currencies, particularly the euro, which declined nearly 10% vs. the U.S. dollar during the period. European stocks represented the majority of the fund's assets through the six months, and the currency-translation loss (the fund's exposure was unhedged) reduced the local-currency share-price gains generated by the portfolio.

   We made a few noteworthy changes to the fund during the period in terms of its regional exposure. Most notably, we lowered our weighting in Europe, from roughly 70% of the fund at the start of the period to about a 55% weighting on April 30. This reflected both stock-specific decisions and top-down

WARBURG PINCUS INTERNATIONAL EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1999 (cont'd)
-------------------------------------------------------------------------------

considerations (e.g., because we believe that while European interest rates have room to fall further, the region's rate environment will provide far less of a tailwind for stocks going forward). That said, we still see much to like about Europe, given the launch of EMU and the prospects for continued restructuring and merger & acquisition activity.

   Regional allocations we raised included, as noted, Japan. While the country's economy has remained in the doldrums, there are certainly grounds for optimism, given some recent pro-growth government policies and corporate Japan's apparent commitment to restructurings. Our specific focus here through the period was on technology, consumer-finance, telecommunications and banking companies.

   Elsewhere, we modestly raised our exposure to emerging markets late in the period, encouraged by an easing of fears regarding Brazil and by central banks' efforts to keep global growth in positive territory. In this context, we added several Asian stocks (mostly from South Korea), including financial companies focused on local markets as well as more globally oriented technology names. We had no exposure to Latin America at the end of the period, however, since we viewed valuations there as relatively expensive from a risk-vs.-reward perspective. That said, we continue to closely monitor the region for buying opportunities.

Richard H. King                            Harold W. Ehrlich
Co-Portfolio Manager                       Co-Portfolio Manager

P. Nicholas Edwards                        Vincent J. McBride
Co-Portfolio Manager                       Co-Portfolio Manager

Harold E. Sharon
Co-Portfolio Manager

   International investing entails special risk considerations, including currency fluctuations, economic and political risks, lower liquidity, and differences in accounting methods.

--------------------
 * The Morgan Stanley All Country World Excluding the U.S. Index is a market-capitalization weighted index of companies listed on stock exchanges outside of the United States.
** Performance shown for the Advisor Class also includes the performance of the fund's Common Class since inception (on May 2, 1989) until the fund's
   Advisor Class was first offered on April 5, 1991. Because the Common Class had lower distribution fees, the expenses of the Common Class are lower than those of the Advisor Class. (Additionally, the fund's Common Class performance was favorably affected by expense waivers and/or reimbursements.) The performance shown has not been restated to reflect the lower expenses of the Common Class (or to adjust for the Common Class expense waivers and/or reimbursements). If it had, performance shown would have been lower.

WARBURG PINCUS EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1999
--------------------------------------------------------------------------------


                                                                   June 15, 1999
Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus Emerging Markets Fund had a gain of 18.01%, vs. a gain of 34.87% for the Morgan Stanley Capital International Emerging Markets Free Index.* The fund's one-year return through April 30, 1999 was -26.00%. Its since-inception (on December 30, 1994) average annual total return through April 30, 1999 was -4.75%.

   The period was a strong one for emerging markets, with the vast majority posting double-digit gains in U.S. dollar terms. Driving the markets were a general improvement in economic conditions, evident most visibly in the Asian-Pacific region, and an easing of the broad concerns that had been triggered by Russia's debt default and currency devaluation last August.

   Set against this backdrop, the fund had a strong showing in absolute terms for the period, but trailed its benchmark by a fairly wide margin. Much of that underperformance can be attributed to the fund's Latin American exposure. The fund entered the period with a fairly significant underweighting in the region. We trimmed that stake substantially further following Brazil's devaluation of its currency in mid-January, however, concerned about the devaluation's effects on regional economic growth and, on a company level, earnings prospects. While that decision was sound on fundamental grounds, it proved costly in terms of the fund's relative performance, as the region's stock markets subsequently staged a strong recovery in February and, especially, March, with investors discounting most if not all of the bad news and instead focusing on the prospects for a recovery. Though we did raise our exposure to the region late in the period on some better-than-expected economic data, especially concerning Brazil, the move proved too little, too late in terms of the fund's relative performance.

   We made several other noteworthy adjustments to the fund's regional and country allocations over the course of the period. The most significant of these was an increase in its Asian-Pacific exposure, reflecting our growing level of comfort with the region from a risk-reward perspective and our ability to find attractively valued stocks, particularly in specific markets such as South Korea and Taiwan. We also raised the fund's weighting in South Africa, for similar reasons. Markets to which we trimmed the fund's exposure included Israel and Poland, largely on profit-taking.

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WARBURG PINCUS EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1999 (cont'd)
--------------------------------------------------------------------------------


   Looking ahead, we see grounds for optimism regarding emerging markets. Investor sentiment toward the asset class appears to have taken a decided turn for the better, and with many investors still underweighted in the markets, the potential for a substantial inflow of liquidity into stocks would appear to be sizable. Simultaneously, valuations in most emerging markets remain very attractive relative to those in developed markets, providing additional incentive for those investors who might be inclined to buy. Added to the mix is generally encouraging news on the economic and earnings fronts. The Asian-Pacific region appears to have begun to turn the corner economically, after nearly two years of weakness. Many of the region's companies have also begun to take steps to restructure and improve efficiencies, auguring well for a longer-term, sustainable recovery. Latin America also shows signs that its problems may prove less severe than many, including ourselves, had originally feared. Prospects for other emerging markets vary, but in general appear to be improving relative to where they stood several months ago. We believe that the combination of better sentiment, attractive valuations and improving fundamentals argues strongly for emerging markets, and we remain positive in our outlook.

   That said, we would encourage investors to continue to approach the asset class with realistic expectations. While emerging markets have, we believe, very attractive long-term growth prospects, they will also undoubtedly continue to display very high short-term volatility, and investors should be comfortable with that fact before committing assets. For investors with a sufficiently high tolerance for risk, though, and a long-term investment horizon, we believe these markets may be worthy of consideration.


Richard H. King                            Vincent J. McBride
Co-Portfolio Manager                       Co-Portfolio Manager

   International investing entails special risk considerations, including currency fluctuations, economic and political risks, lower liquidity, and differences in accounting methods; these risks are generally heightened for emerging-market investments.


-------------
* The Morgan Stanley Capital International Emerging Markets Free Index is a market-capitalization-weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1999
--------------------------------------------------------------------------------


                                                                   June 15, 1999
Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus Global Post-Venture Capital Fund had a return of 48.25%, vs. gains of 17.80% for the Lipper Global Funds Index,* 18.88% for the Morgan Stanley World Index** and 25.74% for the Russell 2000 Growth Index.*** The fund's one-year return through April 30, 1999 was 20.40%. Its since-inception (on September 30, 1996) average annual total return through April 30, 1999 was 20.21%. Note: Effective March 31, 1999, J.H. Cullum Clark joins Elizabeth B. Dater and Harold E. Sharon as Co-Portfolio Manager of the fund.

MANAGER COMMENTARY

   The period was a positive one for global stock markets, reflecting a worldwide easing of monetary policy and increased optimism regarding global economic growth. Almost all major global indexes advanced, many impressively, with most of the best performances belonging to previously battered emerging markets.

   Against this backdrop, the fund had a solid gain, both in absolute terms and compared to relevant benchmarks. Driving the fund's performance were good showings from a number of its holdings, in particular its technology, communications, media and consumer-related stocks.

   We made few material changes to the fund during the period in terms of overall strategies, remaining focused on underfollowed companies that stand to benefit from the strong deregulation trend sweeping global economies. We did, however, continue to increase the fund's exposure to foreign companies (which accounted for roughly 60% of the fund's assets as of the end of the period). This reflected venture capital's continued expansion overseas, as well as a more-hospitable backdrop for foreign stocks during the period. We added a number of European names, as well as some Asia/Pacific stocks (e.g., from Singapore and Japan).

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 1999 (cont'd)
--------------------------------------------------------------------------------


   Looking ahead, we are excited about venture capital's broadening global presence, and expect to see an ever-lengthening list of investment opportunities from which to choose (and not only within the high-technology areas traditionally favored by venture capitalists, who are targeting a range of other industries as well). As ever, our efforts will be devoted to identifying those stocks we believe have the brightest long-term prospects.


Elizabeth B. Dater             Harold E. Sharon             J.H. Cullum Clark
Co-Portfolio Manager           Co-Portfolio Manager         Co-Portfolio Manager

   International investing entails special risk considerations, including currency fluctuations, economic and political risks, lower liquidity, and differences in accounting methods. There are also special risk considerations associated with post-venture-capital investments. These are detailed in the fund's Prospectus, which should be read carefully before investing.







--------------
  * The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds within this investment objective, and is compiled by Lipper Inc.
 ** The Morgan Stanley World Index is a market-weighted average of the performance of securities listed on the stock exchanges of all developed countries.
*** The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
STATEMENT OF NET ASSETS--APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                            Number of
                                              Shares                Value
                                           -----------         --------------
Common Stocks (95.4%)
Canada (3.3%)
 Rogers Communications,
 Inc. Class B+                               1,840,000         $   34,492,656
 The Toronto - Dominion Bank                    69,000              3,688,535
                                                               --------------
                                                                   38,181,191
                                                               --------------
Denmark (1.8%)
 Tele Danmark AS Class B                       201,200             20,783,258
                                                               --------------
France (9.0%)
 Elf Aquitaine SA                               93,600             14,556,611
 PSA Peugeot Citroen                            80,700             13,404,181
 Rhone Poulenc, Ltd. Class A                   318,363             15,156,614
 Societe Generale d'Entreprises SA             577,300             24,430,291
 Societe Generale Paris                        100,400             17,993,441
 Suez Lyonnaise des Eaux SA                     54,800              9,334,123
 Usinor SA                                     589,800              9,135,092
                                                               --------------
                                                                  104,010,353
                                                               --------------
Germany (5.5%)
 BHF Bank AG                                   268,450             10,181,685
 Fresenius Medical Care AG                     213,000             11,537,631
 Hannover Rueckversicherungs AG                101,600              8,448,573
 Mannesmann AG                                 102,560             13,443,626
 Siemens AG                                    274,500             20,241,478
                                                               --------------
                                                                   63,852,993
                                                               --------------
Greece (1.0%)
 Hellenic Telecommunication
 Organization SA ADR+                        1,010,000             12,056,875
                                                               --------------
Hong Kong (1.2%)
 SmarTone
 Telecommunications
 Holdings, Ltd.                              4,036,000             13,982,426
                                                               --------------
India (0.7%)
 Bharat Petroleum Corp., Ltd.                      200                    730
 Hindalco Industries, Ltd.                         203                  2,705
 Mahanagar Telephone
 Nigam, Ltd.                                 2,137,800              7,755,880
 Reliance Industries, Ltd.                      16,314                 49,195
 State Bank of India, Ltd.                       7,899                 28,657
                                                               --------------
                                                                    7,837,167
                                                               --------------
Ireland (1.4%)
 Bank of Ireland                               809,600             16,231,057
                                                               --------------



                                            Number of
                                              Shares                Value
                                           -----------         --------------
COMMON STOCKS (cont'd)
Israel (2.3%)
 ECI Telecommunications
 Limited Designs                               310,500         $   11,449,688
 Orbotech, Ltd.+                               307,700             14,769,600
                                                               --------------
                                                                   26,219,288
                                                               --------------
Italy (12.5%)
 Banca Nazionale del Lavoro
 SpA+                                        6,000,000             20,503,163
 Olivetti Group SpA+                         6,027,000             21,041,768
 Seat Pagine Gialle SpA                     37,183,000             30,644,249
 Telecom Italia SpA                          5,672,800             60,435,767
 Unione Immobiliare SpA+                    22,611,000             12,965,407
                                                               --------------
                                                                  145,590,354
                                                               --------------
Japan (26.3%)
 Advantest Corp.                               173,900             13,301,685
 Hoya Corp.                                    215,000             11,257,833
 Matsushita Electric
 Industrial Group                              336,000             24,124,394
 Mitsui & Co., Ltd.                          2,600,000             19,059,773
 Nichiei Co., Ltd.                             150,100             13,015,395
 Nomura Securities Co., Ltd.                 1,172,000             12,646,775
 NTT Mobile Communications
 Network, Inc.+                                    589             34,542,173
 Orix Corp.                                    349,400             28,130,834
 Rohm Co., Ltd.                                200,000             24,128,415
 Sanwa Bank                                    951,000             10,676,321
 Shohkoh Fund & Co., Ltd.                       75,060             44,019,278
 Softbank Corp.                                 65,300              8,693,074
 Sony Corp.                                    123,500             11,536,608
 Sumitomo Bank, Ltd.                           919,000             12,442,086
 Sumitomo Rubber
 Industries, Ltd.                            1,046,000              6,879,196
 Tokyo Electron, Ltd.                          130,000              7,406,083
 Toshiba Corp.                               3,478,000             23,310,730
                                                               --------------
                                                                  305,170,653
                                                               --------------
Mexico (0.2%)
 Gruma SA de CV Class B                        967,442              1,855,363
                                                               --------------
Netherlands (2.7%)
 Koninklijke Hoogovens NV                      240,084              9,639,225
 Vedior NV 144A                                291,900              6,577,802
 Vendex Non-Foods NV                           601,811             14,994,022
                                                               --------------
                                                                   31,211,049
                                                               --------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
STATEMENT OF NET ASSETS (cont'd)--APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                            Number of
                                              Shares                Value
                                           -----------         --------------
COMMON STOCKS (cont'd)
Portugal (2.3%)
 Banco Pinto & Sotto Mayor SA                  339,000          $   6,330,114
 Portugal Telecom SA                           495,200             20,667,823
                                                               --------------
                                                                   26,997,937
                                                               --------------
Singapore (1.2%)
 DBS Land, Ltd.                              3,508,000              6,504,352
 Natsteel Electronics, Ltd.                  1,020,000              3,433,127
 Venture Manufacturing, Ltd.                   771,000              4,234,012
                                                               --------------
                                                                   14,171,491
                                                               --------------
South Africa (0.8%)
 Sappi, Ltd.+                                1,311,600              9,453,995
                                                               --------------
South Korea (3.2%)
 Daewoo Securities Co.+                        344,300              8,502,749
 Hyundai Industrial
 Development &
 Construction                                  201,700              2,664,525
 Korea Electric Power Corp.                    218,000              6,273,311
 Samsung Corp.+                                310,000              4,356,045
 Samsung Electronics Co.                       206,300             15,865,716
                                                               --------------
                                                                   37,662,346
                                                               --------------
Spain (1.2%)
 Banco Santander Central
 Hispano SA                                    271,800              5,912,071
 Endesa SA                                     384,700              8,563,179
                                                               --------------
                                                                   14,475,250
                                                               --------------
Sweden (1.9%)
 Biora AB ADR+                                  92,650              1,163,916
 Electrolux AB Series B                        601,535             12,229,839
 Kinnevik AB Class B                           296,300              6,517,291
 Kungsleden AB+                                216,000              1,643,605
                                                               --------------
                                                                   21,554,651
                                                               --------------
Switzerland (2.4%)
 Roche Holding AG                                1,141             13,445,131
 United Bank of Switzerland SA                  42,300             14,392,197
                                                               --------------
                                                                   27,837,328
                                                               --------------



                                            Number of
                                              Shares                Value
                                           -----------         --------------

COMMON STOCKS (cont'd)
Taiwan (1.8%)
 Taiwan Semiconductor
 Manufacturing Co.+                          6,295,000          $  21,272,732
                                                               --------------
Turkey (0.8%)
 Eregli Demir ve Celik
 Fabrikalari TAS                            96,590,000              1,776,060
 Haci Omer Sabanci
 Holding AS                                125,000,000              3,431,717
 Yapi ve Kredi Bankasi AS                  150,000,000              3,600,908
                                                               --------------
                                                                    8,808,685
                                                               --------------
United Kingdom (11.9%)
 Barclays PLC                                  459,900             14,617,174
 British Aerospace PLC                       1,884,100             14,106,191
 British Airport Authority PLC               1,016,864             10,642,143
 British Energy PLC                          2,552,900             21,723,592
 British Steel PLC                           4,168,000              9,915,350
 Orange PLC                                  1,229,967             16,753,929
 Reed International PLC                      1,444,500             13,152,339
 Royal & Sun Alliance Insurance
 Group PLC                                     533,072              4,600,484
 Williams PLC                                3,012,992             20,714,703
 Astra Zeneca Group PLC                        299,400             11,728,616
                                                               --------------
                                                                  137,954,521
                                                               --------------
TOTAL COMMON STOCK
(Cost $921,036,491)                                             1,107,170,963
                                                               --------------
PREFERRED STOCK (0.2%)
Thailand (0.2%)
 Siam Commercial Bank
 Public Co., Ltd.+
 (Cost $1,790,142)                           2,545,000              1,782,890
                                                               --------------
WARRANTS (0.0%)
Thailand (0.0%)
 Siam Commercial Bank
 Public Co., Ltd.
 05/10/02+ (Cost $0)                         2,545,000                      0
                                                               --------------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
STATEMENT OF NET ASSETS (CONT'D)--APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                               Par
                                              (000)                Value
                                           -----------         --------------
SHORT TERM INVESTMENT (2.7%)
 Repurchase agreement with
 State Street Bank & Trust Co.
 dated 04/30/99 at 4.82% to be
 repurchased at $31,911,813 on
 05/03/99. (Collateralized by a
 pro rata amount of U.S. Treasury
 Notes ranging in par values from
 $26,210,000 to $50,000,000,
 6.00% to 8.50%, 07/31/02 -
 02/15/20. Pro rata market value
 of collateral is $32,539,417)
(Cost $31,899,000)                             $31,899             31,899,000
                                                               --------------
TOTAL INVESTMENTS AT VALUE
(98.3%) (Cost $954,725,633*)                                    1,140,852,853

OTHER ASSETS IN EXCESS
OF LIABILITIES (1.7%)                                              19,291,130
                                                               --------------
NET ASSETS (100.0%) (applicable
to 49,923,337 Common Class shares
and 13,566,694 Advisor Class shares)                           $1,160,143,983
                                                               ==============
NET ASSET VALUE, offering and
redemption price per Common Class
share ($914,722,321 divided by 49,923,337)                     $        18.32
                                                               ==============
NET ASSET VALUE, offering and
redemption price per Advisor Class
share ($245,421,662 divided by 13,566,694)                     $        18.09
                                                               ==============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $953,213,790.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS --APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                            Number of
                                              Shares                 Value
                                           -----------            -----------
Common Stocks (86.7%)
Argentina (3.6%)
 Banco de Galicia y Buenos
 Aires SA de CV ADR                             53,200            $ 1,226,925
 Telefonica de Argentina SA ADR                 31,500              1,177,313
                                                                   ----------
                                                                    2,404,238
                                                                   ----------
Australia (2.6%)
 Novus Petroleum, Ltd.                         636,521                729,819
 Oil Search, Ltd.                              767,400              1,001,946
                                                                   ----------
                                                                    1,731,765
                                                                   ----------
Brazil (3.6%)
 Companhia Paranaense de
 Energia ADR                                   132,100              1,081,569
 Embartel Participacoes SA ADR                  82,400              1,339,000
                                                                   ----------
                                                                    2,420,569
                                                                   ----------
Chile (1.2%)
 Distribucion Y Servicio D & S
 SA ADR                                         52,800                798,600
                                                                   ----------
China (0.6%)
 China Telecom, Ltd.+                          166,000                379,113
                                                                   ----------
Croatia (2.6%)
 Pliva DD GDR                                  112,300              1,742,121
                                                                   ----------
Egypt (0.0%)
 Commercial International
 Bank, Ltd.                                         26                    257
                                                                   ----------
Greece (3.0%)
 Hellenic Telecommunication
 Organization SA ADR+                          165,800              1,979,238
                                                                   ----------
Hong Kong (4.2%)
 Cosco Pacific, Ltd.                           492,000                333,282
 New World Development Co., Ltd.                   700                  1,734
 Shaw Brothers, Ltd.                           779,000                532,722
 Smartone Telecommunications
 Holdings, Ltd.                                287,840                997,201
 Wing Hang Bank, Ltd.                          301,100                920,759
                                                                   ----------
                                                                    2,785,698
                                                                   ----------
Hungary (2.3%)
 BorsodChem Rt.                                  7,200                168,586
 Mol Magyar Olaj-es Gazipari                    15,000                334,421
 OTP Bank  Rt.                                  23,850              1,007,011
                                                                   ----------
                                                                    1,510,018
                                                                   ----------
India (7.3%)
 Aptech, Ltd.                                   62,500              1,215,193
 Grasim Industries, Ltd.                           506                  1,337



                                            Number of
                                              Shares                 Value
                                           -----------            -----------
Common Stocks (cont'd)
India (cont'd)
 Mahanagar Telephone Nigam, Ltd.               368,500            $ 1,336,908
 Pentafour Software & Exports, Ltd.             71,200              1,659,386
 Reliance Industries, Ltd.                         659                  1,987
 Satyam Computers                               25,300                650,557
                                                                   ----------
                                                                    4,865,368
                                                                   ----------
Israel (4.0%)
 Blue Square Israel Co., Ltd. ADR               55,200                765,900
 ECI Telecommunications, Ltd.                   25,400                936,625
 Orbotech, Ltd.+                                19,700                945,600
                                                                   ----------
                                                                    2,648,125
                                                                   ----------
Mexico (7.4%)
 Cintra SA+                                    720,300                349,246
 Fomento Economico Mexicano
 SA de CV ADR+                                  46,500              1,691,438
 Grupo Industrial Saltillo SA de CV            406,300              1,495,085
 Telefonos de Mexico SA ADR                     18,600              1,408,950
                                                                   ----------
                                                                    4,944,719
                                                                   ----------
Philippines (2.0%)
 Philippine Long Distance
 Telephone Co.                                  41,000              1,326,273
                                                                   ----------
Poland (2.0%)
 Bank Slaski SA                                  7,583                343,472
 Elektrim Spolka Akcyjna SA                     84,736              1,007,774
                                                                   ----------
                                                                    1,351,246
                                                                   ----------
Portugal (0.1%)
 Portugal Telecom SA                             2,100                 87,646
                                                                   ----------
Singapore (2.3%)
 Allgreen Properties, Ltd.+                  1,792,000              1,089,908
 Keppel Tatlee Bank, Ltd.                      178,000                340,549
 Venture Manufacturing                          17,000                 93,357
                                                                   ----------
                                                                    1,523,814
                                                                   ----------
South Africa (7.7%)
 Amalgamated Banks of
 South Africa, Ltd.                            225,100              1,180,013
 Billiton PLC                                  206,400                696,527
 Sanlam, Ltd.                                1,059,525              1,036,208
 Sappi, Ltd.+                                  106,800                769,813
 South African Breweries, Ltd.                 170,600              1,425,314
                                                                   ----------
                                                                    5,107,875
                                                                   ----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (cont'd)--APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                            Number of
                                              Shares                 Value
                                           -----------            -----------
Common Stocks (cont'd)
South Korea (16.3%)
 Cheil Jedang Corp.                             14,000             $  742,135
 Daewoo Securities Co.+                         31,100                768,038
 Hankuk Electric Glass Co., Ltd.+               99,700              3,305,260
 Hyundai Industrial Development
 & Construction                                 28,600                377,816
 Korea Telecom Corp.+                           18,800                884,268
 Samsung Corp.                                 135,860              1,909,072
 Samsung Display Devices Co.                     7,100                364,420
 Samsung Electronics Co.                        20,311              1,562,039
 Shinhan Bank                                   86,500                953,458
                                                                   ----------
                                                                   10,866,506
                                                                   ----------
Taiwan (7.0%)
 Far Eastern Textile, Ltd.                     555,000                745,114
 Phoenixtec Power Co., Ltd.+                   606,000              1,084,161
 Taiwan Semiconductor
 Manufacturing Co.+                            608,000              2,054,618
 United Microelectronics Co., Ltd.+            501,000                781,400
                                                                   ----------
                                                                    4,665,293
                                                                   ----------
Thailand (2.5%)
 Hana Microelectronics
 Public Co., Ltd.                              282,400                532,630
 Siam Commercial Bank
 Public Co., Ltd.                              837,700              1,105,982
                                                                   ----------
                                                                    1,638,612
                                                                   ----------
Turkey (4.4%)
 Akbank TAS                                 35,535,200              1,134,388
 Akcansa Cimento AS                         28,752,300                734,286
 Yapi ve Kredi Bankasi AS                   45,266,558              1,086,671
                                                                   ----------
                                                                    2,955,345
                                                                   ----------
TOTAL COMMON STOCK
(Cost $47,308,683)                                                 57,732,439
                                                                   ----------
PREFERRED STOCK (10.4%)
Brazil (5.5%)
 Petroleo Brasileiro SA                      9,623,400              1,560,423
 Tele Norte Leste
 Participacoes SA                           69,456,900              1,214,157
 Telecomunicacoes de Sao
 Paulo SA                                    7,531,200                939,715
                                                                   ----------
                                                                    3,714,295
                                                                   ----------
Thailand (4.9%)
 Siam Commercial Bank
 Public Co., Ltd.+                           4,620,000              3,236,522
                                                                   ----------
TOTAL PREFERRED STOCK
(Cost $6,083,252)                                                   6,950,817
                                                                   ----------



                                            Number of
                                              Shares                 Value
                                           -----------            -----------
RIGHTS & WARRANTS (0.0%)
Brazil (0.0%)
 Telecomunicacoes de Sao
 Paulo SA Pfd. Rts., 05/24/99+                  73,592             $        0
                                                                   ----------
Thailand (0.0%)
 Siam Commercial Bank
 Public Co., Ltd. Wts,
 05/10/02+                                   4,620,000                      0
                                                                   ----------
TOTAL RIGHTS & WARRANTS
(Cost $0)                                                                   0
                                                                   ----------
                                                Par
                                               (000)
                                              --------
CORPORATE BONDS (1.2%)
Philippines (1.2%)
 Piltel International Holding
 Corp. (Convertible) (Putable
 01/17/02 @ $138.73)
 (Callable 01/18/02 @$100)
 (Cost $1,276,366)                              $1,864                787,540
                                                                   ----------
SHORT TERM INVESTMENT (1.7%)
 Repurchase agreement with
 State Street Bank & Trust Co.
 dated 04/30/99 at 4.82%
 to be repurchased at $1,116,448
 on 05/03/99. (Collateralized
 by a pro rata amount of U.S.
 Treasury Notes ranging in par
 values from $26,210,000 to
 $50,000,000, 6.00% to 8.50%,
 07/31/02 - 02/15/20. Pro rata
 market value of collateral is
 $1,138,432) (Cost $1,116,000)                   1,116              1,116,000
                                                                   ----------
TOTAL INVESTMENTS AT VALUE
(100.0%) (Cost $55,784,301*)                                      $66,586,796
                                                                  ===========


                            INVESTMENT ABBREVIATIONS

                       ADR = American Depository Receipt
                       GDR = Global Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $55,510,798.



                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF NET ASSETS--APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                            Number of
                                              Shares                 Value
                                           -----------            -----------
Common Stock (34.2%)
Aerospace & Defense (0.6%)
 Orbital Sciences Corp.+                         1,500             $   31,594
                                                                   ----------
Business Services (4.3%)
 CSG Systems International, Inc.+                1,600                 61,800
 Lason Holdings, Inc.+                             700                 27,694
 On Assignment, Inc.+                            1,100                 33,344
 QRS Corp.+                                        900                 49,500
 SunGard Data Systems, Inc.+                     1,000                 31,937
                                                                   ----------
                                                                      204,275
                                                                   ----------
Communications & Media (5.5%)
 America Online, Inc.+                             650                 92,787
 Infoseek Corp.+                                   600                 30,637
 Outdoor Systems, Inc.+                          2,063                 51,949
 Yahoo!, Inc.+                                     550                 96,078
                                                                   ----------
                                                                      271,451
                                                                   ----------
Computers (4.9%)
 Citrix Systems, Inc. +                          1,000                 42,500
 Concord Communications, Inc.                    1,100                 49,225
 Network Appliance, Inc.+                        1,400                 70,437
 Transaction Systems Architects,
 Inc. Class A+                                   1,000                 32,437
 Verisign, Inc+                                    400                 46,000
                                                                   ----------
                                                                      240,599
                                                                   ----------
Electronics (4.3%)
 Maxim Integrated Products, Inc.+                  900                 50,400
 Uniphase Corp.+                                   700                 84,962
 Vitesse Semiconductor Corp.+                    1,600                 74,100
                                                                   ----------
                                                                      209,462
                                                                   ----------
Financial Services (0.9%)
 E*Trade Group, Inc.+                              400                 46,200
                                                                   ----------
Food, Beverages & Tobacco (0.8%)
 Ben & Jerry's Homemade, Inc.
 Class A+                                        1,400                 40,687
                                                                   ----------
Healthcare (0.4%)
 Alternative Living Services, Inc.+                900                 20,025
                                                                   ----------
Leisure & Entertainment (1.7%)
 Coach USA, Inc.+                                  800                 19,000
 Premier Parks, Inc.+                            1,800                 62,213
                                                                   ----------
                                                                       81,213
                                                                   ----------
Pharmaceuticals (2.1%)
 Geltex Pharmaceuticals, Inc.+                   1,700                 29,113
 SangStat Medical Corp.+                         1,400                 20,300
 Serologicals Corp.+                             1,650                 12,375
 Watson Pharmaceuticals, Inc.+                   1,000                 40,500
                                                                   ----------
                                                                      102,288
                                                                   ----------

                                            Number of
                                              Shares                 Value
                                           -----------            -----------
Common Stock (cont'd)
Retail (3.1%)
 Amazon.com, Inc.+                                 400             $   68,825
 Staples, Inc.+                                  2,800                 84,000
                                                                   ----------
                                                                      152,825
                                                                   ----------
Telecommunications & Equipment (5.6%)
 Amdocs, Ltd.+                                   1,560                 41,925
 Cisco Systems, Inc.+                              775                 88,398
 MCI Worldcom, Inc.+                               600                 49,313
 Pinnacle Holdings, Inc.+                        2,100                 43,050
 TTI Team Telecom International,
 Ltd.+                                           6,900                 51,750
                                                                   ----------
                                                                      274,436
                                                                   ----------
Total Common Stock
(Cost $1,138,901)                                                   1,675,055
                                                                   ----------
Foreign Common Stock (64.7%)
Australia (1.7%)
 Cue Energy Resources NL+                      876,000                 26,707
 Oil Search, Ltd.                               44,600                 58,231
                                                                   ----------
                                                                       84,938
                                                                   ----------
Bermuda (0.6%)
 Central European Media
 Enterprises, Ltd. Class A+                      3,300                 27,019
                                                                   ----------
Canada (10.4%)
 Envoy Communications Group,
 Inc.+                                          33,200                180,099
 Research IN Motion, Ltd.+                       5,900                 71,506
 Rogers Communications,
 Inc. Class B+                                   4,900                 91,855
 Shaw Communications, Inc.
 Class B+                                        3,400                137,700
 Versus Technologies, Inc.+                      2,300                 28,428
                                                                   ----------
                                                                      509,588
                                                                   ----------
Germany (5.4%)
 Marbert AG                                      3,300                 78,553
 Medion AG+                                        470                 95,470
 Telegate AG+                                    2,000                 90,561
                                                                   ----------
                                                                      264,584
                                                                   ----------
Greece (1.3%)
 Antenna TV SA ADR                               5,300                 62,275
                                                                   ----------
Hong Kong (1.1%)
 Shaw Brothers, Ltd.                            77,000                 52,657
                                                                   ----------
Israel (1.5%)
 Gilat Satellite Networks+                       1,400                 72,800
                                                                   ----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF NET ASSETS (cont'd)--APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                            Number of
                                              Shares                 Value
                                           -----------            -----------
FOREIGN COMMON STOCK (cont'd)
Italy (5.0%)
 Buffetti SpA+                                  20,000               $ 91,407
 Locazione Attrezzature SpA                     54,000                 46,275
 SEAT Pagine Gialle SpA                         20,000                 24,968
 SEAT Pagine Gialle SpA+                        42,600                 35,109
 Unione Immobiliare SpA+                        83,400                 47,823
                                                                   ----------
                                                                      245,582
                                                                   ----------
Japan (2.4%)
 Kadokawa Shoten Publishing
 Co., Ltd.                                         500                 76,239
 Shohkoh Fund & Co., Ltd.                           70                 41,052
                                                                   ----------
                                                                      117,291
                                                                   ----------
Netherlands (1.7%)
 Ordina NV                                       3,360                 80,692
                                                                   ----------
Portugal (3.0%)
 Semapa-Sociedade de
 Investimento e Gestao, SGPS, SA                 5,000                 80,405
 SIVA-SGPS, SA                                   4,800                 66,626
                                                                   ----------
                                                                      147,031
                                                                   ----------
Singapore (5.0%)
 Datapulse Technology, Ltd.                    405,000                157,839
 Venture Manufacturing, Ltd.                    16,000                 87,865
                                                                   ----------
                                                                      245,704
                                                                   ----------
Spain (7.6%)
 Dinamia Capital Privado. Sociedad
 de Capital Riesgo SA+                           8,000                 88,614
 Funespana SA+                                   3,900                 70,555
 Prima Inmobiliaria SA+                         17,800                138,224
 Transportes Azkar SA+                           5,500                 71,280
                                                                   ----------
                                                                      368,673
                                                                   ----------
Sweden (2.5%)
 Avesta Sheffield AB                            10,500                 45,192
 Biora AB ADR+                                   3,000                 37,688
 Kungsleden AB+                                  5,000                 38,046
                                                                   ----------
                                                                      120,926
                                                                   ----------
Switzerland (3.7%)
 Gretag Imaging Group+                             425                 40,617
 SAIA-Burgess Electronics AG+                      130                 33,814
 Sez Holding AG Class A                            200                 53,204
 TAG Heuer International SA                        520                 52,172
                                                                   ----------
                                                                      179,807
                                                                   ----------

                                            Number of
                                              Shares                 Value
                                           -----------            -----------
FOREIGN COMMON STOCK (cont'd)
United Kingdom (11.8%)
 3i Group PLC                                    5,583             $   60,542
 AMVESCAP PLC ADR                                  440                 24,008
 Electronics Boutique PLC                       59,000                 97,846
 EMAP PLC                                        3,720                 79,002
 Filtronic PLC                                   3,400                 47,244
 Holmes Place PLC                               15,633                 82,686
 London Bridge Software
 Holdings PLC                                      500                 13,545
 Perpetual PLC                                     800                 47,079
 Saatchi & Saatchi PLC ADR                       2,600                 50,050
 Schroders PLC                                   2,100                 49,501
 Sema Group PLC                                  2,500                 24,192
                                                                   ----------
                                                                      575,695
                                                                   ----------
TOTAL FOREIGN COMMON STOCK
(Cost $2,710,113)                                                   3,155,262
                                                                   ----------
SHORT TERM INVESTMENTS (4.9%)
 Institutional Money Market Trust                6,883                  6,883
 RBB Money Market Fund                         232,708                232,708
                                                                   ----------
TOTAL SHORT TERM INVESTMENTS
(Cost $239,591)                                                       239,591
                                                                   ----------
TOTAL INVESTMENTS AT VALUE
(103.8%) (Cost $4,088,605*)                                         5,069,908

LIABILITIES IN EXCESS OF OTHER
ASSETS (-3.8%)                                                       (187,783)
                                                                   ----------
NET ASSETS (100.0%) (applicable to
313,748 Common Class shares and
112 Advisor Class shares)                                          $4,882,125
                                                                   ==========
NET ASSET VALUE, offering and
redemption price per Common Class share
($4,880,390 divided by 313,748)                                    $    15.56
                                                                   ==========
NET ASSET VALUE, offering and
redemption price per Advisor Class share
($1,735 divided by 112)                                            $    15.46
                                                                   ==========



                            INVESTMENT ABBREVIATIONS

                       ADR = American Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $4,088,605.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments at value (Cost $55,784,301)                                                            $66,586,796
  Receivable for investment sold (Cost $5,773,951)                                                     5,770,950
  Foreign currency (Cost $1,243,056)                                                                   1,244,770
  Cash                                                                                                   876,698
  Singapore Swap Basket (Cost $626,075)                                                                  779,597
  Receivable for fund shares sold                                                                        644,948
  Dividends and interest receivable (Cost $379,495)                                                      338,229
  Prepaid offering costs                                                                                  31,080
  Other assets                                                                                               319
                                                                                                     -----------
    Total Assets                                                                                      76,273,387
                                                                                                     -----------
Liabilities
  Payable for investments purchased (Cost $6,945,492)                                                  6,968,632
  Accrued expenses payable                                                                               196,125
                                                                                                     -----------
    Total Liabilities                                                                                  7,164,757
                                                                                                     -----------
Net Assets, applicable to 8,863,850 Common Class shares and 2,076 Advisor Class shares outstanding   $69,108,630
                                                                                                     ===========
Net Asset Value, offering and redemption price per Common Class share
  ($69,092,854 divide by 8,863,850)                                                                  $      7.79
                                                                                                     ===========
Net Asset Value, offering and redemption price per Advisor Class share ($15,776 divide by 2,076)     $      7.60
                                                                                                     ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                          International         Emerging       Global Post-Venture
                                                           Equity Fund        Markets Fund        Capital Fund
                                                          -------------       -------------       -------------
Investment Income:
    Dividends                                             $  16,282,105       $     748,999       $      24,665
    Interest                                                    653,889             242,103               2,849
    Foriegn taxes withheld                                   (1,280,420)            (80,841)             (1,920)
                                                          -------------       -------------       -------------
      Total investment income                                15,655,574             910,261              25,594
                                                          -------------       -------------       -------------
Expenses:
    Investment advisory                                       6,895,113             362,889              26,314
    Administrative services                                   1,232,622              69,379               6,491
    Audit                                                        36,458               6,083               4,697
    Custodian/Sub-custodian                                     613,230              72,830              11,424
    Directors                                                     6,284               4,627               4,870
    Insurance                                                    17,361                 664                 183
    Interest                                                    222,137               1,740                   0
    Legal                                                        65,452               9,185              12,743
    Offering/Organizational costs                                     0              23,307                 588
    Printing                                                    118,517              10,708               3,134
    Registration                                                 39,340              28,912              16,508
    Shareholder servicing/distribution                          701,338              72,598               5,262
    Transfer agent                                              618,789              55,620               2,555
    Miscellaneous                                                22,730                 234                 823
                                                          -------------       -------------       -------------
                                                             10,589,371             718,776              95,592
    Less: fees waived, expenses reimbursed and
      transfer agent offsets                                    (28,357)           (239,742)            (60,859)
                                                          -------------       -------------       -------------
      Total expenses                                         10,561,014             479,034              34,733
                                                          -------------       -------------       -------------
        Net investment income (loss)                          5,094,560             431,227              (9,139)
                                                          -------------       -------------       -------------
Net Realized and Unrealized Gain from Investments
  and Foreign Currency Related Items:
    Net realized gain (loss) from security and
      other related transactions                             28,298,679         (10,244,897)            956,758
    Net realized loss from foreign currency
      related items                                         (28,697,504)           (605,774)            (13,626)
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related items                        138,090,845          20,337,453             727,150
                                                          -------------       -------------       -------------
    Net realized and unrealized gain from
      investments and foriegn currency
      related items                                         137,692,020           9,486,782           1,670,282
                                                          -------------       -------------       -------------
    Net increase in net assets resulting from
      operations                                          $ 142,786,580       $   9,918,009       $   1,661,143
                                                          =============       =============       =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         International Equity Fund
                                                                    -------------------------------------
                                                                        For the
                                                                      Six Months
                                                                          Ended              For the
                                                                     April 30, 1999         Year Ended
                                                                      (Unaudited)        October 31, 1998
                                                                    ---------------      ----------------
From Operations:
  Net investment income                                             $     5,094,560       $    12,302,990
  Net realized gain (loss) from security and other
    related transactions                                                 28,298,679          (213,451,199)
  Net realized gain (loss) from foreign currency related items          (28,697,504)           51,944,476
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                      138,090,845            47,688,281
                                                                    ---------------       ---------------
    Net increase (decrease) in net assets resulting from
      operations                                                        142,786,580          (101,515,452)
                                                                    ---------------       ---------------
From Distributions:
  Dividends from net investment income
    Common Class                                                                  0           (13,983,166)
    Advisor Class                                                                 0              (776,129)
  Distributions from realized gains
    Common Class                                                                  0          (276,226,122)
    Advisor Class                                                                 0           (61,851,043)
                                                                    ---------------       ---------------
    Net decrease in net assets from distributions                                 0          (352,836,460)
                                                                    ---------------       ---------------
From Capital Share Transactions:
  Proceeds from sale of shares                                          581,469,156           945,589,502
  Reinvested dividends                                                            0           335,103,766
  Net asset value of shares redeemed                                 (1,148,051,195)       (2,054,917,142)
                                                                    ---------------       ---------------
    Net increase (decrease) in net assets from capital
      share transactions                                               (566,582,039)         (774,223,874)
                                                                    ---------------       ---------------
    Net increase (decrease) in net assets                              (423,795,459)       (1,228,575,786)

Net Assets:
  Beginning of period                                                 1,583,939,442         2,812,515,228
                                                                    ---------------       ---------------
  End of period                                                     $ 1,160,143,983       $ 1,583,939,442
                                                                    ===============       ===============
Undistributed Net Investment Income:                                $     2,533,392       $             0
                                                                    ===============       ===============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Emerging Markets Fund        Global Post-Venture Capital Fund
                                                 --------------------------------  --------------------------------
                                                    For the                          For the
                                                   Six Months                       Six Months
                                                     Ended           For the           Ended          For the
                                                April 30, 1999      Year Ended     April 30, 1999    Year Ended
                                                  (Unaudited)    October 31, 1998   (Unaudited)    October 31, 1998
                                                --------------   ----------------  --------------  ----------------
From Operations:
  Net investment income (loss)                   $     431,227    $     990,189    $      (9,139)   $     (35,282)
  Net realized gain (loss) from security and
    other related transactions                     (10,244,897)     (62,658,535)         956,758           16,393
  Net realized loss from foreign
    currency related items                            (605,774)        (420,100)         (13,626)          (1,517)
  Net change in unrealized appreciation
    (depreciation) from investments and
    foreign currency related items                  20,337,453       21,064,753          727,150         (224,948)
                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations                      9,918,009      (41,023,693)       1,661,143         (245,354)
                                                 -------------    -------------    -------------    -------------
From Distributions:
  Dividends in excess of net investment income
    Common Class                                             0         (427,377)               0          (80,461)
    Advisor Class                                            0             (880)               0              (30)
  Distributions from realized gains
    Common Class                                             0       (5,226,322)         (11,435)         (29,917)
    Advisor Class                                            0          (10,768)              (4)             (12)
                                                 -------------    -------------    -------------    -------------
  Net decrease in net assets from
    distributions                                            0       (5,665,347)         (11,439)        (110,420)
                                                 -------------    -------------    -------------    -------------
From Capital Share Transactions:
  Proceeds from sale of shares                      59,713,098      120,358,207          450,809        1,626,747
  Reinvested dividends                                       0        5,383,994           11,073          108,155
  Net asset value of shares redeemed               (60,737,021)    (174,910,995)        (891,758)        (915,348)
                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
      from capital share transactions               (1,023,923)     (49,168,794)        (429,876)         819,554
                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets            8,894,086      (95,857,834)       1,219,828          463,780

Net Assets:
  Beginning of period                               60,214,544      156,072,378        3,662,297        3,198,517
                                                 -------------    -------------    -------------    -------------
  End of period                                  $  69,108,630    $  60,214,544    $   4,882,125    $   3,662,297
                                                 =============    =============    =============    =============
Undistributed net investment income:             $           0    $           0    $           0    $           0
                                                 =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                         For the Six
                                        Months Ended                      For the Year Ended October 31,
                                       April 30, 1999   ----------------------------------------------------------------
                                         (Unaudited)      1998            1997          1996          1995          1994
                                       --------------   --------        --------      --------      --------      --------
PERIOD ENDED:
Per-share data
Net asset value,
  beginning of period                     $  16.47      $  20.54        $  20.50      $  19.16      $  20.38      $  16.91
                                          --------      --------        --------      --------      --------      --------
Investment activities:
  Net investment income (loss)               (0.41)         0.04(a)         0.04          0.18          0.03          0.16
  Net gains or losses on
    investments and foreign
    currency related items
    (both realized and
    unrealized)                               2.03         (1.36)           0.78          1.68         (0.67)        3.35
                                          --------      --------        --------      --------      --------      --------
      Total from investment
       activities                             1.62         (1.32)           0.82          1.86         (0.64)         3.51
                                          --------      --------        --------      --------      --------      --------
Distributions:
  From net investment income                  0.00         (0.03)          (0.04)        (0.52)        (0.05)         0.00
  From realized capital gains                 0.00         (2.72)          (0.74)         0.00         (0.53)        (0.04)
                                          --------      --------        --------      --------      --------      --------
      Total distributions                     0.00         (2.75)          (0.78)        (0.52)        (0.58)        (0.04)
                                          --------      --------        --------      --------      --------      --------
Net asset value, end of period            $  18.09      $  16.47        $  20.54      $  20.50      $  19.16      $  20.38
                                          ========      ========        ========      ========      ========      ========
Total return                                  9.84%+       (6.49)%          4.04%         9.89%        (3.04)        20.77%

Ratios and supplemental data
Net assets, end of period
  (000s omitted)                          $245,422      $300,266        $500,473      $500,465      $317,736      $199,404
                                          --------      --------        --------      --------      --------      --------
    Ratio of expenses to
      average net assets                      1.93%*@       1.76%@          1.76%@        1.81%@        1.89%         1.94%
    Ratio of net income or loss to
      average net assets                       .39%*         .21%            .15%          .18%          .20%         (.29)%
Portfolio turnover rate                      60.28%+       95.44%          61.80%        32.49%        32.24%        17.02%

----------

(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .01%, .00%, .00% and .01%, for the six months ended April 30, 1999 and the years ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements were 1.92%, 1.76%, 1.76% and 1.80% for the six months ended April 30, 1999 and the years ended October 31, 1998, 1997 and 1996, respectively.
+    Non annualized.
*    Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                       For the Six
                                      Months Ended      For the Year Ended October 31,
                                     April 30, 1999  ---------------------------------------
                                       (Unaudited)    1998     1997      1996     1995**
                                          ------     ------     ------     ------     ------
PERIOD ENDED:
Per-share data
Net asset value,
  beginning of period                     $ 6.44     $10.87     $12.21     $11.30     $10.00
                                          ------     ------     ------     ------     ------
Investment activities:
  Net investment income (loss)             (0.75)      0.21       0.00      (0.08)      0.14
  Net gains or losses on
    investments and foreign
    currency related items
    (both realized and unrealized)          1.91      (4.16)     (1.33)      1.11       1.19
                                          ------     ------     ------     ------     ------
      Total from investment activities      1.16      (3.95)     (1.33)      1.03       1.33
                                          ------     ------     ------     ------     ------
Distributions:
  From net investment income                0.00      (0.04)      0.00      (0.05)     (0.03)
  From realized capital gains               0.00      (0.44)     (0.01)     (0.07)      0.00
                                          ------     ------     ------     ------     ------
      Total distributions                   0.00      (0.48)     (0.01)     (0.12)     (0.03)
                                          ------     ------     ------     ------     ------
Net asset value, end of period            $ 7.60     $ 6.44     $10.87     $12.21     $11.30
                                          ======     ======     ======     ======     ======
Total return                               18.01%+   (37.71)%   (10.94)%     9.20%     13.29%+

Ratios/Supplemental data:
Net assets, end of period
  (000s omitted)                          $   16      $  26     $  266     $  149     $    1
    Ratio of expenses to
      average net assets                    1.90%*@    1.90%@     1.90%@     1.90%@     1.22%*
    Ratio of net income (loss) to
      average net assets                    1.08%*     1.01%      (.09)%     (.57)%     1.76%*
    Decrease reflected in above
      operating expense ratios
      due to waviers/reimbursements          .86%*      .94%       .58%       .65%     16.36%*
Portfolio turnover rate                   110.76%+   125.59%     92.48%     61.84%     57.76%+

----------
** For the period December 30, 1994 (commencement of operations) through October 31, 1995.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+    Non annualized.
*    Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                        For the Six
                                                       Months Ended   For the Year Ended October 31,
                                                      April 30, 1999  ------------------------------
                                                        (Unaudited)    1998        1997       1996**
                                                          ------      ------      ------      ------
PERIOD ENDED:
Per-share data
    Net asset value, beginning of period                  $10.46      $11.11      $ 9.85      $10.00
                                                          ------      ------      ------      ------
Investment activities:
    Net investment loss                                    (0.02)      (0.15)      (0.15)       0.00
    Net gains or losses on investments and foreign
      currency related items (both realized
      and unrealized)                                       5.05       (0.11)       1.41       (0.15)
                                                          ------      ------      ------      ------
      Total from investment activities                      5.03       (0.26)       1.26       (0.15)
                                                          ------      ------      ------      ------
Distributions:
    From net investment income                              0.00       (0.28)       0.00        0.00
    From realized capital gains                            (0.03)      (0.11)       0.00        0.00
                                                          ------      ------      ------      ------
      Total distributions                                  (0.03)      (0.39)       0.00        0.00
                                                          ------      ------      ------      ------
Net asset value, end of period                            $15.46      $10.46      $11.11      $ 9.85
                                                          ======      ======      ======      ======
Total return                                               48.25%+     (2.31)%     12.79%      (1.50)%+

Ratios and supplemental data
Net assets, end of period (000s omitted)                  $    2      $    1      $    1      $    6
    Ratio of expenses to average net assets                 1.57%*@     1.90%@      1.90%@      1.90%*@
    Ratio of net income (loss) to average net assets        3.22%*     (1.26)%     (1.15)%      (.78)%*
    Decrease reflected in above operating ratios due to
      waviers/reimbursements                                2.63%*     45.95%      11.16%      22.23%*
Portfolio turnover rate                                   140.24%+    186.67%     207.25%       5.85%+

----------
** For the period September 30, 1996 (commencement of operations) through October 31, 1996.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the fund's expense ratio.
+    Non annualized.
*    Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus International Equity Funds
Notes to Financial Statements
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     The Warburg Pincus International Equity Fund and the Warburg Pincus Global Post-Venture Capital Fund are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as diversified, open-end management investment companies, and the Warburg Pincus Emerging Markets Fund (the Emerging Markets
Fund) which is registered under the 1940 Act as a non-diversified, open-end management investment company.

     Investment objectives for each fund are as follows: the International Equity Fund, seek long-term capital appreciation; the Emerging Markets Fund seeks growth of capital; and the Global Post-Venture Capital Fund seeks long-term growth of capital.

     Each fund offers two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. Common and Advisor Class shares in each fund represent an equal pro rata interest in such fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Emerging Markets Fund and the Global Post-Venture Capital Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of
 .25% of the average daily net asset value of each fund's Common Class. Advisor Class shares for each fund bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of each fund's Advisor Class. Advisor Class shares are currently bearing expenses of
 .50% of average daily net assets.

     The net asset value of each fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     When a fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the fund realizes a gain or loss equal to the amount of the premium received or paid. When the fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

     The books and records of the funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     The funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates) information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The International Equity and the Emerging Markets Funds' investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to operational and other risks as well. Some countries may have restrictions that could limit the portfolio's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, shareholder servicing fees and transfer agent fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually for all funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Costs incurred in connection with organization and offering of shares have been deferred and are being amortized over a period of five years and one year, respectively, from the date each fund commenced its operations.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other funds advised by Warburg Pincus Asset Management, Inc., the funds investment adviser (Warburg) (collectively the Warburg Funds), transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

     The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense.

     For the six months ended April 30, 1999, the funds received credits or reimbursements under this arrangement as follows:

         Fund                                                     Amount
         ----                                                    --------
         International Equity                                    $28,357
         Emerging Markets                                          1,093
         Global Post-Venture Capital                                  86

2. Investment Adviser, Co-administrators and Distributor

   Warburg, which is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. On February 15, 1999, Warburg Pincus & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse to acquire Warburg. Under the terms of the arrangement, no immediate changes are planned to Warburg investment portfolio managers and investment professionals. The Warburg Pincus funds' Board of Directors and shareholders have approved the "assignment" of each fund's current investment advisory agreement with Warburg. The transaction is expected to be completed in mid-1999. For its investment advisory services, Warburg is entitled to receive the following fees computed daily and payable monthly based on each fund's average daily net assets:

         Fund                                           Annual Rate
         ------                               ---------------------------------
         International Equity                 1.00% of average daily net assets
         Emerging Markets                     1.25% of average daily net assets
         Global Post-Venture Capital          1.25% of average daily net assets

     For the six months ended April 30, 1999, investment advisory fees, waivers and reimbursements were as follows:

                                         Gross                        Net            Expense
         Fund                         Advisory Fee     Waiver     Advisory Fee    Reimbursements
         ----                         ------------    --------    ------------    --------------
         International Equity          $6,895,113     $      0     $6,895,113        $     0
         Emerging Markets                 362,889     (222,141)       140,748              0
         Global Post-VentureCapital        26,314      (26,314)             0        (31,933)

     Abbott Capital Management, LLC (Abbott) serves as sub-investment adviser for the Global Post-Venture Fund's assets invested in U.S. or foreign private limited partnerships or other investment funds (Private Fund Investments). Pursuant to the sub-advisory agreement between Abbott and Warburg, Abbott is entitled to a quarterly fee from Warburg at the annual

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-administrators and Distributor -- (cont'd)

rate of 1.00% of the value of the fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Global Post-Venture Capital Fund to Abbott for its sub-investment advisory services.

     Counsellors Funds Service, Inc. (CFSI), a wholly-owned subsidiary of Warburg, and PFPC, Inc. (PFPC), an indirect, wholly-owned subsidiary of PNC Bank Corp. (PNC), serve as each fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets.

     For the six months ended April 30, 1999, administrative services fees earned by CFSI were as follows:

         Fund                                             Co-Administration Fee
         ----                                             ---------------------
         International Equity                                   $689,511
         Emerging Markets                                         29,031
         Global Post-Venture Capital                               2,105

     For administrative services, PFPC currently receives a fee calculated at an annual rate of .12% on each fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million.

     For the six months ended April 30, 1999, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                 Net
         Fund                          Co-Administration    Fee Waiver   Co-Administration Fee
         ----                          -----------------    ----------   ---------------------
         International Equity              $543,111            $   0           $543,111
         Emerging Markets                    40,348          (16,508)            23,840
         Global Post-Venture Capital          4,386           (2,526)             1,860

     Counsellors Securities Inc. (CSI), also a wholly-owned subsidiary of Warburg, serves as each fund's distributor. No compensation is paid by the International Equity Fund to CSI for distribution services. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of
 .25% of the average daily net assets of each fund's Common Class (other than the International Equity Fund) pursuant to a shareholder servicing and distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act. On February 6, 1998, the Board of Directors of the Major Foreign Markets Fund approved suspension of its fee. For its shareholder servicing and distribution services, CSI receives a fee at an annual rate of .50%, of the

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-administrators and Distributor -- (cont'd)

average daily net assets of the International Equity, the Emerging Markets, and the Global Post-Venture Capital Funds' Advisor Class pursuant to distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act.

     For the six months ended April 30, 1999, shareholder servicing and distribution fees earned by CSI were as follows:

                                                         Shareholder Servicing/
           Fund                                             Distribution Fee
           ----                                          ----------------------
           International Equity Fund
            Advisor Class                                        $701,338
                                                                 ========
           Emerging Markets Fund
            Common Class                                         $ 72,558
            Advisor Class                                              40
                                                                 --------
                                                                 $ 72,598
                                                                 ========

           Global Post-Venture Capital Fund
            Common Class                                         $  5,261
            Advisor Class                                               1
                                                                 --------
                                                                 $  5,262
                                                                 ========

3. Line of Credit

     The funds, together with certain other Warburg funds, have established committed and uncommitted lines of credit facilities with PNC for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Under the terms of the committed line of credit, the Warburg funds with access to the facility pay a comittment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the uncommitted lines of credit, the Warburg funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of (a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any fund that does not invest at least sixty-five percent (65%) of its assets in international equity or fixed income securities (an International Fund) and twenty-five percent (25%) of the assets of any fund that is an International fund or (b) the

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

3. Line of Credit -- (cont'd)

maximum amount permitted by such fund's investment policies and restrictions. At April 30, 1999 and during the six months ended April 30, 1999, the following funds had borrowings under the lines of credit agreement:


                                                     Average     Maximum         Loan
                                     Average Daily   Interest   Daily Loan    Outstanding
         Fund                        Loan Balance      Rate %   Outstanding   at 04/30/99
         ----                       --------------   --------   -----------   -----------
         International Equity         $4,021,855       5.40     $65,819,000       $ 0
         Emerging Markets                 30,668       5.30       2,182,000         0
         Global Post-Venture Capital       1,345       5.38         259,000         0

4. Investments in Securities

     For the six months ended April 30, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

         Fund                                    Purchases            Sales
         ----                                  ------------      --------------
         International Equity                  $819,383,728      $1,316,362,763
         Emerging Markets                         62,429,96          62,253,602
         Global Post-Venture Capital              5,984,138           6,325,801

     At April 30, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                      Net Unrealized
                                      Unrealized      Unrealized       Appreciation
         Fund                        Appreciation    Depreciation     (Depreciation)
         ----                        ------------    ------------     --------------
         International Equity        $221,158,037    $(33,518,974)     $187,639,063
         Emerging Markets              12,794,750      (1,718,752)       11,075,998
         Global Post-Venture Capital    1,185,152        (203,849)          981,303

5. Equity Swap Transactions

     The International Equity and the Emerging Markets Funds each entered into equity swap agreements dated January 7, 1999, January 8, 1999 and January 11, 1999. Each fund paid a notional amount plus a 1.25% upfront fee for a basket of Singapore local common stocks. The initial notional amount represented the then-current market value of the common stock. The notional amount is marked-to-market daily. The swap agreements expire on

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5. Equity Swap Transactions -- (cont'd)

January 8, 2001, but are terminable by either party on one business day's notice. The final notional amount at termination will be the average execution price of unwinding the counterparty's hedge for the swap (the sale of the basket of common stocks) at termination. Each fund will receive the final notional amount, less a 1.25% fee, five business days after the termination date.

     During the term of the equity swap agreements, each fund is entitled to dividends on the stock less a dividend withholding tax of 26% and a 1% procesisng fee (not to exceed $1,000). Each fund should recognize the net dividend amount received as dividend income on the ex-dividend date and will receive each dividend five business days after the payment date. In addition, a fund may instruct the counterparty regarding participation in any rights offerings of the common stock, in exchange for the subscription price plus a
 .075% fee to the counterparty.

     At April 30, 1999, the International Equity Fund had the following open equity swap agreements:

                                    Market        Notional      Unrelaized
                                    Value          Amount      Appreciation
                                 -----------     -----------   ------------
         Basket 1                $ 9,113,892     $ 6,791,945    $2,321,947
         Basket 2                  2,336,587       1,859,049       477,538
         Basket 3                  7,415,889       6,499,780       916,109
                                 -----------     -----------    ----------
                                 $18,866,368     $15,150,774    $3,715,594
                                 ===========     ===========    ==========

     At April 30, 1999, the Emerging Markets Fund had the following open equity swap agreements:

                                     Market         Notional    Unrelaized
                                     Value           Amount    Appreciation
                                    --------        --------   ------------
         Basket 1                   $376,689        $280,721     $ 95,968
         Basket 2                     96,565          76,831       19,734
         Basket 3                    306,343         268,523       37,820
                                    --------        --------     --------
                                    $779,597        $626,075     $153,522
                                    ========        ========     ========

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Capital Share Transactions

     Each fund, except the Global Post-Venture Capital Fund, is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares of each fund are classified as the Advisor Class. The Global Post-Venture Capital Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as the Advisor Class.

                                                                       INTERNATIONAL EQUITY FUND
                                              --------------------------------------------------------------------------
                                                           Common Class                          Advisor Class
                                              ------------------------------------     ---------------------------------
                                                 Six Months            For the           Six Months           For the
                                                    Ended            Year Ended             Ended           Year Ended
                                               April 30, 1999        October 31,       April 30, 1999       October 31,
                                                 (Unaudited)            1998             (Unaudited)            1998
                                              ---------------      ---------------     --------------      -------------
Shares sold                                        31,902,685           49,208,088          1,084,637          2,638,046
Shares issued to shareholders on
  reinvestment of dividends                                 0           16,336,304                  0          3,778,779
Shares redeemed                                   (59,139,033)         (99,781,019)        (5,753,583)       (12,548,585)
                                              ---------------      ---------------      -------------      -------------
Net decrease in shares outstanding                (27,236,348)         (34,236,627)        (4,668,946)        (6,131,760)
                                              ===============      ===============      =============      =============

Proceeds from sale of shares                  $   562,921,365      $   896,359,095      $  18,547,791$        49,230,407
Reinvested dividends                                        0          272,489,395                  0         62,614,371
Net asset value of shares redeemed             (1,046,996,922)      (1,826,723,786       (101,054,273)      (228,193,356)
                                              ---------------      ---------------      -------------      -------------
Net decrease from capital share transactions  $  (484,075,557      $  (657,875,296)     $ (82,506,482)     $(116,348,578)
                                              ===============      ===============      =============      =============

                                                                          EMERGING MARKETS FUND
                                               -------------------------------------------------------------------------
                                                           Common Class                          Advisor Class
                                               -----------------------------------     ---------------------------------
                                                 Six Months            For the           Six Months           For the
                                                    Ended            Year Ended             Ended           Year Ended
                                               April 30, 1999        October 31,       April 30, 1999       October 31,
                                                 (Unaudited)            1998             (Unaudited)            1998
                                               --------------       -------------      --------------      -------------
Shares sold                                        8,706,684           13,544,543                 1             235,380
Shares issued to shareholders on
  reinvestment of dividends                                0              582,196                 0               1,113
Shares redeemed                                   (8,970,786)         (19,392,450)           (1,941)           (256,959)
                                                ------------        -------------             -----         -----------
Net decrease in shares outstanding                  (264,102)          (5,265,711)           (1,940)            (20,466)
                                                ============        =============          ========         ===========
Proceeds from sale of shares                    $ 59,713,094        $ 118,390,331          $      4         $ 1,967,876
                                                ------------        -------------             -----         -----------
Reinvested dividends                                       0            5,373,673                 0              10,321
Net asset value of shares redeemed               (60,724,632)        (172,692,012)          (12,389)         (2,218,983)
                                                ------------        -------------             -----         -----------
Net decrease from capital share transactions    $ (1,011,538)       $ (48,928,008)         $(12,385)        $   240,786)
                                                ============        =============          ========         ===========

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Capital Share Transactions (cont'd)

                                                                   GLOBAL POST-VENTURE CAPITAL FUND
                                                 ------------------------------------------------------------------
                                                           Common Class                       Advisor Class
                                                 ------------------------------    --------------------------------
                                                   Six Months         For the        Six Months           For the
                                                     Ended          Year Ended         Ended           Year Ended
                                                 April 30, 1999     October 31,    April 30, 1999       October 31,
                                                    (Unaudited)        1998          (Unaudited)            1998
                                                 --------------     -----------    --------------      ------------
Shares sold                                           33,771           131,789            0                  0
Shares issued to shareholders on
  reinvestment of dividends                              971            10,620            0                  4
Shares redeemed                                      (68,832)          (81,397)           0                  0
                                                   ---------        ----------           --                ---
Net increase (decrease) in shares outstanding        (34,090)           61,012            0                  4
                                                   =========        ==========           ==                ===
Proceeds from sale of shares                       $ 450,809        $1,626,747           $0                $ 0
Reinvested dividends                                  11,069           108,115            4                 40
Net asset value of shares redeemed                  (891,758)         (915,348)           0                  0
                                                   ---------        ----------           --                ---
Net increase (decrease) from capital
  share transactions                               $(429,880)       $  819,514           $4                $40
                                                   =========        ==========           ==                ===

7. Liabilities

     At April 30, 1999, each fund had the following affiliated and investment related liabilities:

                                                                Emerging         Global
                                              International      Markets      Post-Venture
                                               Equity Fund         Fund       Capital Fund
                                              -------------    ----------     ------------
Payable for securities purchased (at value)     $7,915,692     $6,968,632       $150,108
Administration services fee payable                 98,920          5,006           392
Investment advisory fee payable                    989,205         36,451             0
Distribution fee payable                            44,238         13,015           981

8. Net Assets

     At April 30, 1999, capital contributions, undistributed net investment income, accumulated net realized gain (loss) from security transactions and current period distribution have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and equity swap transactions. The International Equity Fund, the Emerging Markets Fund, and the Global Post-Venture Capital Fund reclassified $2,561,168, $605,774 and $13,626, respectively, from accumulated net realized loss on security transactions and foreign currency related items to undistributed net investment income. The Emerging Markets Fund and the Global Post-Venture Capital Fund reclassified $174,547 and $22,765, respectively, from accumulated net investment loss to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by this reclassification.

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

8. Net Assets -- (cont'd)

     Net assets at April 30, 1999, consisted of the following:

                                                                                Global
                                            International       Emerging      Post-Venture
                                               Equity           Markets         Capital
                                                Fund             Fund            Fund
                                           --------------     ------------    ------------
Capital contributed, net                   $1,130,170,824     $132,757,000     $2,944,463
Undistributed net investment income             2,533,392                0              0
Accumulated net realized gain (loss)
  from security transactions                 (162,125,913)     (74,538,696)       956,214
Net unrealized appreciation
  (depreciation) from investments and
  foreign currency related items              189,565,680       10,890,326        981,448
                                           --------------     ------------     ----------
Net assets                                 $1,160,143,983     $ 69,108,630     $4,882,125
                                           ==============     ============     ==========

9. Capital Loss Carryover

     At April 30, 1999, capital loss carryovers available to offset possible future capital gains of each fund were as follows:

                                                      Capital Loss Carryover
         Fund                                             Expiring in 2006
         ----                                         ----------------------
         International Equity                             $181,861,023
         Emerging Markets                                   63,924,245

10. Other Financialhighlights

     Each fund currently offers one other class of shares, the Common Class, representing equal prorata interests in each of the funds. The financial highlights for a Common Class share of each fund are as follows:

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights -- (cont'd)

                                                                      International Equity Fund
                                       --------------------------------------------------------------------------------------
                                                                            Common Class
                                       --------------------------------------------------------------------------------------
                                        For the Six
                                        Months Ended                       For the Year Ended October 31,
                                       April 30, 1999  ----------------------------------------------------------------------
                                        (Unaudited)       1998           1997           1996           1995           1994
                                       --------------  ----------     ----------     ----------     ----------     ----------
PERIOD ENDED:
Per-share data
  Net asset value,
    beginning of period                   $  16.64     $    20.76     $    20.69     $    19.30     $    20.51     $    17.00
                                          --------     ----------     ----------     ----------     ----------     ----------
Investment activities:
  Net investment income (loss)               (0.80)          0.12(a)        0.04           0.22           0.12           0.09
  Net gains or losses on
    investments and foreign
    currency related items
    (both realized and unrealized)            2.48          (1.38)          0.88           1.73          (0.67)          3.51
                                          --------     ----------     ----------     ----------     ----------     ----------
      Total from investment
       activities                             1.68          (1.26)          0.92           1.95          (0.55)          3.60
                                          --------     ----------     ----------     ----------     ----------     ----------
Distributions:
  From net investment income                  0.00          (0.14)         (0.11)         (0.56)         (0.13)         (0.04)
  In excess of net investment
    income                                    0.00           0.00           0.00           0.00           0.00          (0.01)
  From realized capital gains                 0.00          (2.72)         (0.74)          0.00          (0.53)         (0.04)
                                          --------     ----------     ----------     ----------     ----------     ----------
      Total distributions                     0.00          (2.86)         (0.85)         (0.56)         (0.66)         (0.09)
                                          --------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $  18.32     $    16.64     $    20.76     $    20.69     $    19.30     $    20.51
                                          ========     ==========     ==========     ==========     ==========     ==========
Total return                                 10.10%+        (6.12)%         4.54%         10.35%         (2.55)%        21.22%
Ratios and supplemental data:
Net assets, end of period
  (000s omitted)                          $914,722     $1,283,673     $2,312,042     $2,885,453     $2,068,207     $1,533,872
    Ratio of expenses to
      average net assets                      1.43%*@        1.36%@         1.33%@         1.38%@         1.39%          1.44%
    Ratio of net income  to
      average net assets                       .83%*          .65%           .56%           .62%           .69%           .19%
Portfolio turnover rate                      60.28%+        95.44%         61.80%         32.49%         39.24%         17.02%

----------
(a) Per share information is calculated using the average shares outstanding method.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00%, .00%, .01% and .01% for the six months ended April 30, 1999 and years ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements were 1.43%, 1.36%, 1.32% and 1.37% for the six months ended April 30, 1999 and years ended October 31, 1998, 1997 and 1996, respectively.
+    Non annualized.
*    Annualized.

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights -- (cont'd)

                                                                  Emerging Markets Fund
                                          ----------------------------------------------------------------
                                                                      Common Class
                                          ----------------------------------------------------------------
                                            For the Six
                                           Months Ended             For the Year Ended October 31,
                                          April 30, 1999  ------------------------------------------------
                                           (Unaudited)      1998          1997          1996        1995**
                                          --------------  -------       --------      --------      ------
PERIOD ENDED:
Per-share data
  Net asset value,
    beginning of period                      $  6.59      $ 10.82       $  12.19      $  11.28      $10.00
                                             -------      -------       --------      --------      ------
Investment activities:
  Net investment income                         0.13         0.11           0.04          0.07        0.08
  Net gains or losses on
    investments and foreign
    currency related items
    (both realized and unrealized)              1.07        (3.86)         (1.34)         0.99        1.25
                                             -------      -------       --------      --------      ------
      Total from investment activities          1.20        (3.75)         (1.30)         1.06        1.33
                                             -------      -------       --------      --------      ------
Distributions:
  From net investment income                    0.00        (0.04)         (0.03)        (0.08)      (0.05)
  From realized capital gains                   0.00        (0.44)         (0.04)        (0.07)       0.00
                                             -------      -------       --------      --------      ------
      Total distributions                       0.00        (0.48)         (0.07)        (0.15)      (0.05)
                                             -------      -------       --------      --------      ------
Net asset value, end of period               $  7.79      $  6.59       $  10.82      $  12.19      $11.28
                                             =======      =======       ========      ========      ======
Total return                                   18.21%+     (35.95)%       (10.71)%        9.46%      13.33%+

Ratios and supplemental Data:
Net assets, end of period
  (000s omitted)                             $69,093      $60,189       $155,806      $218,421      $6,780
    Ratio of expenses to
      average net assets                        1.65%*@      1.65%@         1.66%@        1.62%@      1.00%*
    Ratio of net income to
      average net assets                        1.49%*       1.00%           .24%          .31%       1.25%*
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                             .82%*        .63%           .46%          .77%      11.08%*
Portfolio turnover rate                       110.76%+     125.59%         92.48%        61.84%      57.76%+

----------
** For the period December 30, 1994 (commencement of operations) through October 31, 1995.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to thenet expense ratio by .00%, .00%, .01% and .01%, for the six months ended April 30, 1999 and years ended October 31, 1998, 1997 and for the ten months ended October 31, 1996, respectively. The operating expense ratio after reflecting these arrangements were 1.65%, 1.65%, 1.65% and 1.61% for the six months ended April 30, 1999 and years ended October 31, 1998, 1997 and for the ten months ended October 31, 1996, respectively.
+    Non annualized.
*    Annualized.

Warburg Pincus International Equity Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights -- (cont'd)

                                                              Global Post-Venture Capital Fund
                                                      ----------------------------------------------
                                                                        Common Class
                                                      ----------------------------------------------
                                                       For the Six
                                                       Months Ended   For the Year Ended October 31,
                                                      April 30, 1999  ------------------------------
                                                       (Unaudited)     1998        1997       1996**
                                                      --------------  ------      ------      ------
PERIOD ENDED:
Per-share data
    Net asset value, beginning of period                  $10.53      $11.15      $ 9.86      $10.00
                                                          ------      ------      ------      ------
Investment activities:
    Net investment loss                                    (0.08)      (0.02)      (0.13)       0.00
    Net gains or losses on investments and foreign
      currency related items (both realized
      and unrealized)                                       5.14       (0.20)       1.42       (0.14)
                                                          ------      ------      ------      ------
      Total from investment activities                      5.06       (0.22)       1.29       (0.14)
                                                          ------      ------      ------      ------
Distributions:
    From net investment income                              0.00       (0.29)       0.00        0.00
    From realized capital gains                            (0.03)      (0.11)       0.00        0.00
                                                          ------      ------      ------      ------
      Total distributions                                  (0.03)      (0.40)       0.00        0.00
                                                          ------      ------      ------      ------
Net asset value, end of period                            $15.56      $10.53      $11.15      $ 9.86
                                                          ======      ======      ======      ======
Total return                                               48.22%+     (1.91)%     13.08%      (1.40)%+

Ratios and supplemental data
Net assets, end of period (000s omitted)                  $4,880      $3,661      $3,197      $3,007
    Ratio of expenses to average net assets                 1.65%*@     1.65%@      1.66%@      1.65%*@
    Ratio of net loss to average net assets                 (.43)%*    (1.01)%      (.96)%      (.20)%*
    Decrease reflected in above operating ratios due to
      waviers/reimbursements                                2.89%*      3.90%       6.48%      21.71%*
Portfolio turnover rate                                   140.24%+    186.67%     207.25%       5.85%+

----------
** For the period September 30, 1996 (commencement of operations) through October 31, 1996.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00%, .00%, .01% and .00%, for the six months ended April 30, 1999 and years ended October 31, 1998, 1997 and for the one month ended October 31, 1996, respectively. The operating expense ratio after reflecting these arrangements were 1.65%, 1.65%, 1.65% and 1.65% for the six months ended April 30, 1999 and years ended October 31, 1998, 1997 and for the one month ended October 31, 1996, respectively.
+    Non annualized.
*    Annualized.

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

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


                                 WARBURG PINCUS
                                  ADVISOR FUNDS

                                   COUNSELLORS
                                SECURITIES INC.,
                                   DISTRIBUTOR
                                  800-222-8977

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